Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2014
Institutional Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 72,491	$ 57,352	$ 51,035	$ 66,211	$ 47,442	$ 42,155	$ 36,057	$ 33,934	$ 27,611	$ 27,124	$ 25,000
Investor Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Shares
Account Value	$ 23,061	18,311	16,354	21,289	15,309	13,654	11,874	11,223
Retirement Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Retirement Shares
Account Value	$ 24,179	19,112	16,992	22,027	15,772	14,007	11,967	11,253
S&P 500 TR Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR Index
Account Value	$ 84,876	61,497	55,834	65,388	45,753	41,704	36,478	33,981	27,486	26,300	25,000
Russell 1000 Growth Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Total Return Index
Account Value	$ 112,030	77,925	65,510	86,880	60,666	46,949	40,092	36,213	$ 27,918	$ 27,295	$ 25,000
S&P 500 TR Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR Index
Account Value	$ 27,418	19,866	18,036	21,123	14,780	13,472	11,784	10,977
Russell 1000 Growth Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Total Return Index
Account Value	$ 35,842	24,931	20,959	27,796	19,409	15,020	12,827	11,586
S&P 500 TR Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR Index
Account Value	$ 27,418	19,866	18,036	21,123	14,780	13,472	11,784	10,977
Russell 1000 Growth Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Total Return Index
Account Value	$ 35,842	$ 24,931	$ 20,959	$ 27,796	$ 19,409	$ 15,020	$ 12,827	$ 11,586